Segment and Revenue by Geography and by Major Customer (Details) - Schedule of long lived assets by geography - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of long lived assets by geography [Line Items]
Long lived assets	$ 6,614	$ 2,741	$ 2,353
Domestic (Israel) [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of long lived assets by geography [Line Items]
Long lived assets	5,827	2,259	1,543
Taiwan [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of long lived assets by geography [Line Items]
Long lived assets	184	199	344
China [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of long lived assets by geography [Line Items]
Long lived assets	225	210	312
USA [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of long lived assets by geography [Line Items]
Long lived assets	217	73	151
Singapore [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of long lived assets by geography [Line Items]
Long lived assets	124
Other [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of long lived assets by geography [Line Items]
Long lived assets	$ 37		$ 3